Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and contingencies [Abstract]
Schedule of Future Minimum Commitments

As of December 31, 2014, future minimum commitments under non-cancelable agreements were as follows:

	2015	2016	2017	2018	2019	Total
	US$	US$	US$	US$	US$	US$
Operating lease commitments	10,982	6,469	3,228	1,887	373	22,939
Purchase of new office building	151,943	—	—	—	—	151,943
Server custody and bandwidth fee commitments	1,360	—	—	—	—	1,360
Advertising commitments	45,659	38	—	—	—	45,697
Total	209,944	6,507	3,228	1,887	373	221,939